Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares Subject to Possible Redemption [Member] - USD ($)	3 Months Ended		8 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds				$ 230,000,000
Proceeds allocated to Public Warrants				(805,000)
Class A Ordinary Shares issuance costs				(15,541,040)
Accretion of carrying value to redemption value	$ 2,174,571	$ 2,149,376	$ 9,819,897	19,884,379	$ 9,819,897
Class A Ordinary Shares subject to possible redemption	$ 247,682,183	$ 245,507,612	$ 243,358,236	$ 233,538,339	$ 243,358,236